UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2012

Item 1.                                Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
October 31, 2012

		Value
Shares		(note 2)
Investment companies - 60.83%
Alternatives - 13.44%
96,789	ASG Global Alternatives
	Fund*	$ 1,006,608
63,497	BH Global, Ltd. *	1,153,792
451,354	BlueCrest AllBlue Fund, Ltd.*	1,212,011
105,152	Franklin Templeton Hard
	Currency Fund (a)	1,003,155
102,087	Sprott Physical Gold Trust *	1,503,742
		5,879,308
Equity - 26.25%
82,997	Calamos Market Neutral
	Income Fund	1,042,444
33,180	First Trust STOXX European
	Select Dividend Index Fund	396,501
37,774	Gateway Fund	1,032,370
86,367	Graphite Enterprise Trust plc	583,283
80,282	HarbourVest Global Private
	Equity (b) *	580,439
41,445	Henderson Global
	Technology Fund (c) *	846,316
169,366	Henderson Japan Focus Fund
	(c)	1,209,276
39,719	iShares MSCI Pacific ex-
	Japan Index Fund	1,815,158
81,757	PowerShares International
	Dividend Achievers Portfolio	1,250,064
6,694	SPDR S&P 500 ETF Trust	945,059
30,192	Vanguard Dividend
	Appreciation ETF	1,779,214
		11,480,124
Fixed income - 21.14%
74,740	Henderson Strategic Income
	Fund (c)	670,419
5,458	iShares Barclays TIPS Bond
	Fund	668,932
23,544	iShares Global High Yield
	Corporate Bond Fund	1,223,582
6,879	iShares iBoxx $ High Yield
	Corporate Bond Fund	637,202
13,578	iShares iBoxx Investment
	Grade Corporate Bond Fund	1,670,365
8,570	iShares JP Morgan USD
	Emerging Markets Bond
	Fund	1,042,198
179,935	Legg Mason BW Global
	Opportunities Bond Fund	2,096,238
49,921	PowerShares Senior Loan
	Portfolio	1,240,038
		9,248,974

	Total investment
	companies
	(Cost $26,248,751)	26,608,406
Short-term investment - 37.13%
16,238,489	Fidelity Institutional Treasury
	Portfolio (d)	16,238,489

	Total short-term investment
	(Cost $16,238,489)	16,238,489

Total investments - 97.96%
	(Cost $42,487,240)	42,846,895

Net other assets and liabilities –
2.04%		893,916

Total net assets – 100.00%		$ 43,740,811

* Non income producing security

(a) Fair valued at October 31, 2012 as determined in good faith using procedures approved by the Board of Trustees.

(b) This security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(c) Affiliated holding, see notes to portfolio of investments for further information.

(d) A portion of this security is segregated as collateral for futures contracts.

ETF Exchange-traded fund

The Fund held the following open forward foreign currency contracts at October 31, 2012:

		Local		Unrealized
	Value	amount	Current	appreciation/
	date	(000’s)	notional value	(depreciation)
Euro Short	12/04/12	263	$340,354	$(9,762)
British
Pound
Short	12/04/12	1,586	2,559,647	(46,542)
Japanese
Yen Short	12/04/12	56,620	709,439	11,935
Total				$(44,369)

During the period ended October 31, 2012, average monthly notional value related to forward foreign currency contracts was $1.1 million or 2.6% of net assets.

The Fund held the following open futures contracts at October 31, 2012:
	Number of contracts	Expiration date	Aggregate notional value	Unrealized appreciation/ (depreciation)

Australian Treasury 10 Year Bond (Long)	12	12/17/12	$1,560,942	$9,741
Euro STOXX 50 Index (Long)	120	12/21/12	3,894,670	(53,076)
FTSE 100 Index (Long)	29	12/21/12	2,697,479	(30,418)
Hang Seng Index (Long)	13	11/29/12	1,817,808	8,134
Nikkei 225 Index (Long)	3	12/14/12	335,212	1,015
UK Long Gilt Bond (Long)	8	12/27/12	1,538,097	(18,849)
US Treasury 10 Year Note (Long)	12	12/19/12	1,596,375	3,176

Total				$(80,277)

During the period ended October 31, 2012, average notional value related to futures contracts was $1.8 million or 4.2% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Henderson Dividend & Income Builder Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 87.17%
	Australia - 0.92%
1,700	Toll Holdings, Ltd.	$ 7,835

	Brazil - 0.58%
226	Telefonica Brasil S.A., ADR	4,977

	China - 1.31%
27,000	Bank of China, Ltd., Class H	11,114

	Colombia - 0.80%
107	Bancolombia S.A., ADR	6,850

	France - 0.81%
79	Casino Guichard- Perrachon
	S.A.	6,899

	Germany - 4.20%
182	BASF SE	15,081
369	Deutsche Post AG	7,315
1,173	Deutsche Telekom AG	13,393
		35,789

	Hong Kong - 3.89%
5,000	Digital China Holdings, Ltd.	8,400
4,000	Shanghai Industrial Holdings,
	Ltd.	12,852
1,000	Swire Pacific, Ltd., Class A	11,903
		33,155

	Italy - 2.63%
645	ENI SpA	14,806
1,706	Snam SpA	7,549
		22,355

	Netherlands - 1.86%
540	Delta Lloyd N.V.	8,980
199	Royal Dutch Shell plc, Class A	6,824
		15,804

	Norway - 0.80%
169	Seadrill, Ltd.	6,841

	Singapore - 3.72%
1,000	DBS Group Holdings, Ltd.	11,395
1,000	Keppel Corp., Ltd.	8,739
3,000	SembCorp Marine, Ltd.	11,584
		31,718

	Switzerland - 5.09%
216	Nestle S.A.	13,707
117	Roche Holding AG	22,501
29	Zurich Insurance Group AG	7,146
		43,354

	Taiwan - 2.52%
2,000	Asustek Computer, Inc.	21,429

	Thailand - 2.47%
3,600	Kasikornbank pcl	21,025

	United Kingdom - 22.44%
1,125	Amlin plc	6,775
340	BG Group plc	6,296
451	BHP Billiton plc	14,450
1,006	BP plc	7,197
211	British American Tobacco
	plc	10,452
3,892	BT Group plc	13,347
2,683	Centrica plc	14,033
539	Diageo plc	15,404
2,200	Electrocomponents plc	7,562
722	Greene King plc	6,921
698	Pearson plc	14,024
1,098	Prudential plc	15,035
494	Rolls-Royce Holdings plc	6,812
37,544	Rolls-Royce Holdings plc,
	Class C * (a)	61
3,480	Standard Life plc	16,398
1,600	Sthree plc	7,752
797	Tui Travel plc	3,228
1,569	Tullett Prebon plc	6,917
6,809	Vodafone Group plc	18,487
		191,151

	United States - 33.13%
568	Cinemark Holdings, Inc.	14,024
138	Cummins, Inc.	12,914
150	Duke Energy Corp.	9,853
961	General Electric Co.	20,239
182	Kansas City Southern	14,644
315	Kinder Morgan, Inc.	10,933
167	Kraft Foods Group, Inc. *	7,595
230	Limited Brands, Inc.	11,015
437	Mattel, Inc.	16,073
524	Medtronic, Inc.	21,788
376	Merck & Co., Inc.	17,157
451	Microsoft Corp.	12,869
502	Mondelez International, Inc.,
	Class A	13,323
91	National Oilwell Varco, Inc.	6,707
521	NYSE Euronext	12,900
691	Pfizer, Inc.	17,185
287	Reynolds American, Inc.	11,951
565	Texas Instruments, Inc.	15,871
156	Time Warner Cable, Inc.	15,461
584	Wells Fargo & Co.	19,675
		282,177

	Total common stocks
	(Cost $719,444)	742,473

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Henderson Dividend & Income Builder Fund
October 31, 2012 (continued)
		Value
Shares		(note 2)
Investment companies - 9.17%
	Fixed income - 9.17%
139	iShares Barclays Intermediate
	Credit Bond Fund	$ 15,561
168	iShares iBoxx $ High Yield
	Corporate Bond Fund	15,562
77	PIMCO 0-5 Year High-Yield
	Corporate Bond Index Fund	7,873
421	PowerShares Fundamental
	High Yield Corporate Bond
	Portfolio	8,071
313	PowerShares Senior Loan
	Portfolio	7,775
386	SPDR Barclays Capital High
	Yield Bond ETF	15,567
85	Vanguard Intermediate-Term
	Bond ETF	7,676
		78,085
	Total investment
	companies
	(Cost $77,251)	78,085
	Total long-term
	investments
	(Cost $796,695)	820,558
Short-term investment - 7.05%
60,041	Fidelity Institutional Treasury
	Portfolio (b)	60,041
	Total short-term
	investment
	(Cost $60,041)	60,041
Total investments – 103.39%
	(Cost $856,736)	880,599
Net other assets and liabilities – (3.39)%		(28,905)

Total net assets – 100.00%		$ 851,694

* Non income producing security

(a) Fair valued at October 31, 2012 as determined in good faith using procedures approved by the Board of Trustees.

(b) A portion of this security is segregated as collateral for swap contracts.

ADR   American Depositary Receipts
ETF   Exchange-traded fund

The Fund held the following swap contracts at October 31, 2012:

Upfront
		Rates		Implied	Notional		premiums	Unrealized
	Reference	received/	Termination	credit	amount	Market	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s)	value	(received)	(depreciation)
Proctection sold:
Deutsche Bank AG	North American High Yield Credit Default Swap Index	5.00%	6/20/2017	4.96%	USD 20	$ 20,010	$ (460)	$ 469
Total						$ 20,010	$ (460)	$ 469

During the period ended October 31, 2012, average notional value related to swap contracts was $20,000 or 2.3% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Henderson Dividend & Income Builder Fund
October 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Investment Companies	9.17%
Diversified Banks	8.23
Pharmaceuticals	6.67
Industrial Conglomerates	4.91
Life & Health Insurance	4.74
Integrated Oil & Gas	4.12
Packaged Foods & Meats	4.06
Integrated Telecommunication Services	3.72
Construction & Farm Machinery & Heavy Trucks	2.88
Tobacco	2.63
Health Care Equipment	2.56
Computer Hardware	2.52
Wireless Telecommunication Services	2.17
Leisure Products	1.89
Technology Distributors	1.87
Semiconductors	1.86
Cable & Satellite	1.81
Distillers & Vintners	1.81
Air Freight & Logistics	1.78
Diversified Chemicals	1.77
Railroads	1.72
Diversified Metals & Mining	1.70
Multi-Utilities	1.65
Movies & Entertainment	1.65
Publishing	1.65
Specialized Finance	1.51
Systems Software	1.51
Diversified Real Estate Activities	1.40
Apparel Retail	1.29
Oil & Gas Storage & Transportation	1.28
Electric Utilities	1.16
Human Resource & Employment Services	0.91
Gas Utilities	0.89
Multi-line Insurance	0.84
Restaurants	0.81
Investment Banking & Brokerage	0.81
Food Retail	0.81
Aerospace & Defense	0.81
Oil & Gas Drilling	0.80
Property & Casualty Insurance	0.80
Oil & Gas Equipment & Services	0.79
Hotels, Resorts & Cruise Lines	0.38
Long-Term Investments	96.34
Short-Term Investment	7.05
Total Investments	103.39
Net Other Assets and Liabilities	(3.39)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 92.22%

	Australia - 3.08%
300,234	African Petroleum Corp.,
	Ltd. *	$ 339,707
899,209	Cape Lambert Resources,
	Ltd. *	238,023
		577,730

	Brazil - 9.55%
25,400	BR Malls Participacoes S.A.	333,906
44,300	CCR S.A.	389,551
10,000	Embraer S.A., ADR	279,100
17,900	Petroleo Brasileiro S.A.,
	ADR	379,659
22,200	Vale S.A., ADR	406,704
		1,788,920

	Canada - 0.39%
169,161	Shamaran Petroleum Corp. *	72,830

	China - 15.33%
141,500	Anhui Conch Cement Co.,
	Ltd., Class H	489,313
4,106	Baidu, Inc., ADR *	437,782
152,000	China Life Insurance Co.,
	Ltd., Class H	449,132
246,000	CITIC Securities Co., Ltd.,
	Class H	461,525
390,000	PetroChina Co., Ltd., Class H	531,403
171,000	Zhuzhou CSR Times Electric
	Co., Ltd., Class H	503,068
		2,872,223

	Hong Kong - 7.10%
352,000	Agile Property Holdings, Ltd.	400,596
548,000	Lenovo Group, Ltd.	441,225
130,000	Sands China, Ltd.	488,965
		1,330,786

	India - 7.81%
84,501	DLF, Ltd.	317,851
14,352	Jubilant Foodworks, Ltd. *	338,557
17,624	Tata Motors, Ltd., ADR	425,620
49,859	Yes Bank, Ltd.	381,299
		1,463,327

	Indonesia - 1.80%
392,404	PT Bank Mandiri Tbk	337,047

	Italy - 2.62%
60,100	Prada SpA	490,490

	Kazakhstan - 2.03%
955,965	International Petroleum, Ltd.
	(a) *	101,715
26,132	Zhaikmunai LP, GDR *	279,612
		381,327

	Korea - 14.61%
3,270	Gamevil, Inc. *	341,212
2,155	Hyundai Glovis Co., Ltd.	448,547
26,040	Hyundai Greenfood Co., Ltd.	432,169
2,155	Hyundai Motor Co.	443,607
488	Samsung Electronics Co.,
	Ltd.	586,173
3,296	SK Innovation Co., Ltd.	485,061
		2,736,769

	Luxembourg - 1.04%
5,200	Tenaris S.A., ADR	195,624

	Malaysia - 1.70%
320,800	AirAsia Berhad	319,115

	Mexico - 4.35%
134,902	Alsea S.A.B. de C.V. *	216,663
4,300	Fomento Economico
	Mexicano, S.A.B. de C.V.,
	ADR	389,623
37,400	Grupo Financiero Banorte
	S.A.B. de C.V.	207,937
		814,223

	Panama - 1.11%
2,250	Copa Holdings S.A., Class A	208,845

	Philippines - 2.31%
33,640	GT Capital Holdings, Inc.	432,800

	Russia - 0.84%
94,476	RusPetro plc *	157,034

	South Africa - 1.40%
116,732	Hummingbird Resources plc
	*	210,039
123,923	Ncondezi Coal Co. *	51,495
		261,534

	Switzerland - 1.46%
4,307	DKSH Holding, Ltd. *	274,246

	Taiwan - 2.00%
98,701	Advanced Semiconductor
	Engineering, Inc., ADR	375,064

	Thailand - 1.75%
165,084	Robinson Department Store
	pcl	327,206

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
October 31, 2012 (continued)

		Value
Shares		(note 2)
	Ukraine - 1.13%
21,083	Avangardco Investments
	Public, Ltd. *	$ 210,830

	United Kingdom - 6.59%
65,258	African Minerals, Ltd. *	287,760
38,444	Inchcape plc	249,397
81,495	InternetQ plc *	273,546
478,045	Madagascar Oil, Ltd. *	177,432
1,662,478	Sable Mining Africa, Ltd. *	246,149
		1,234,284

	United States - 2.22%
1,600	Credicorp, Ltd	206,944
4,700	First Cash Financial Services,
	Inc. *	209,902
		416,846

	Total common stocks
	(Cost $16,770,588)	17,279,100
Preferred stocks - 3.12%
	Brazil - 3.12%
30,410	Alpargatas S.A.I.C.	230,278
24,200	Itau Unibanco Holding S.A.	353,876
		584,154

	Total preferred stocks
	(Cost $682,718)	584,154

	Total long-term
	investments
	(Cost $17,453,306)	17,863,254
Short-term investment - 2.83%
529,092	Fidelity Institutional Treasury
	Portfolio	529,092

	Total short-term
	investment
	(Cost $529,092)	529,092

Total investments - 98.17%	(Cost $17,982,398)	18,392,346

Net other assets and liabilities – 1.83%		343,502

Total net assets – 100.00%		$ 18,735,848

*	Non income producing security

(a)	This security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Emerging Markets Opportunities Fund
October 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	7.94%
Oil & Gas Exploration & Production	6.02
Semiconductors	5.13
Integrated Oil & Gas	4.86
Steel	3.44
Restaurants	2.96
Airlines	2.82
Electrical Components & Equipment	2.69
Apparel, Accessories & Luxury Goods	2.62
Construction Materials	2.61
Casinos & Gaming	2.61
Oil & Gas Refining & Marketing	2.59
Investment Banking & Brokerage	2.46
Life & Health Insurance	2.40
Air Freight & Logistics	2.39
Automobile Manufacturers	2.37
Computer Hardware	2.36
Internet Software & Services	2.34
Asset Management & Custody Banks	2.31
Department Stores	2.31
Construction & Farm Machinery & Heavy Trucks	2.27
Real Estate Development	2.14
Soft Drinks	2.08
Highways & Railtracks	2.08
Home Entertainment Software	1.82
Real Estate Operating Companies	1.78
Apparel Retail	1.75
Diversified Real Estate Activities	1.70
Precious Metals & Minerals	1.54
Aerospace & Defense	1.49
Research & Consulting Services	1.46
Advertising	1.46
Distributors	1.33
Diversified Metals & Mining	1.31
Footwear	1.23
Packaged Foods & Meats	1.13
Gold	1.12
Consumer Finance	1.12
Oil & Gas Equipment & Services	1.04
Coal & Consumable Fuels	0.26
Long-Term Investments	95.34
Short-Term Investment	2.83
Total Investments	98.17
Net Other Assets and Liabilities	1.83
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 97.36%

	Australia - 3.65%
16,872,214	African Petroleum Corp.,
	Ltd. *	$ 19,090,475

	Canada - 1.28%
671,979	Africa Oil Corp. *	6,674,375

	France - 5.29%
249,343	Alstom S.A.	8,515,945
406,202	AXA S.A.	6,457,504
283,677	Renault S.A.	12,688,905
		27,662,354

	Germany - 14.26%
121,758	Continental AG	12,203,954
474,926	Deutsche Post AG	9,415,220
60,364	Fresenius SE & Co., KGaA	6,885,187
69,382	HeidelbergCement AG	3,677,215
22,720	Linde AG	3,820,945
379,820	Rhoen Klinikum AG	7,406,706
3,087,077	Sky Deutschland AG *	13,436,409
426,088	Talanx AG *	10,769,337
914,379	Telefonica Deutschland
	Holding AG *	6,979,477
		74,594,450

	Greece - 2.55%
336,150	JUMBO S.A. *	2,222,073
1,278,381	Motor Oil (Hellas) Corinth
	Refineries S.A.	11,118,287
		13,340,360

	Ireland - 3.73%
57,341,521	Petroceltic International plc *	6,375,650
1,299,948	Providence Resources plc *	13,111,187
		19,486,837

	Italy - 1.30%
1,545,702	UniCredit SpA *	6,823,787

	Kazakhstan - 3.20%
1,564,272	Zhaikmunai LP, GDR (a)	16,737,710

	Luxembourg - 2.03%
393,617	ArcelorMittal	5,831,431
741,587	SAF-Holland S.A. *	4,806,038
		10,637,469

	Netherlands - 5.17%
414,902	Amtel Vredestein N.V., GDR
	(a) (b) *	—
390,246	European Aeronautic
	Defence and Space Co. N.V.	13,864,447
1,251,200	TNT Express N.V.	13,178,277
		27,042,724

	Norway - 1.15%
7,668,834	Northland Resources S.A. *	6,026,060

	Portugal - 1.64%
536,686	Galp Energia, SGPS, S.A., B
	Shares	8,590,972

	Russia - 3.02%
565,262	Phosagro OAO, GDR	7,811,921
4,795,000	RusPetro plc *	7,970,065
		15,781,986

	Spain - 3.81%
742,894	Indra Sistemas S.A.	8,473,534
438,100	Obrascon Huarte Lain S.A.	11,461,912
		19,935,446

	Sweden - 2.81%
755,654	Svenska Cellulosa AB, B
	Shares	14,719,127

	Switzerland - 3.43%
137,484	Aryzta AG *	6,864,604
13,208	Kuoni Reisen Holding AG *	3,527,145
61,001	Straumann Holding AG	7,526,055
		17,917,804

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2012 (continued)

		Value
Shares		(note 2)
	United Kingdom - 39.04%
3,631,357	African Minerals, Ltd. *	$ 16,012,721
955,783	Aviva plc	5,111,494
2,677,468	BP plc	19,153,937
5,324,831	Bwin.Party Digital
	Entertainment plc	10,302,937
3,226,012	Carphone Warehouse Group
	plc	8,837,141
484,183	Chemring Group plc	2,451,095
1,782,834	Cobham plc	6,185,651
847,569	Direct Line Insurance Group
	plc *	2,660,300
707,923	Edwards Group, Ltd. (a)*	4,608,579
5,514,232	Essar Energy, Ltd. *	12,182,166
1,688,372	Exillon Energy plc *	4,243,578
3,826,440	G4S plc	16,085,652
829,855	Genel Energy plc *	10,874,124
3,813,535	GKN plc	12,775,888
170,695	Imperial Tobacco Group plc	6,445,738
2,945,479	ITV plc	4,113,950
16,144,565	Lloyds Banking Group plc *	10,571,118
450,000	London Stock Exchange
	Group plc	7,083,955
4,350,000	Mytrah Energy, Ltd. (a) *	4,984,064
6,452,212	Rentokil Initial plc	9,157,575
1,112,498	Smith & Nephew plc	11,759,167
2,698,903	TalkTalk Telecom Group plc	8,275,170
928,601	Tesco plc	4,793,045
1,203,890	Tullett Prebon plc	5,307,665
311,500	Zanaga Iron Ore Co., Ltd. *	191,019
		204,167,729

	Total common stocks
	(Cost $505,826,647)	509,229,665

REITs - 0.86%

	United Kingdom - 0.86%
509,518	Shaftesbury plc	4,505,843

	Total REITs
	(Cost $2,384,953)	4,505,843

Contracts

Options purchased – 0.00%

	United Kingdom – 0.00%
4,761	BP plc, Call @ $719 Expires
	12/21/12	—

	Total options purchased
	(Cost $319,726)	—

Total long-term
investents
(Cost $508,531,326)	513,735,508

Shares
Short-term investment - 2.94%
15,344,422	Fidelity Institutional Treasury Portfolio
		15,344,422

	Total short-term
	investment
	(Cost $15,344,422)	15,344,422

Total investments - 101.16%
(Cost $523,875,748)		529,079,930

Net other assets and liabilities –
(1.16)%		(6,053,678)

Total net assets – 100.00%		$ 523,026,252

* Non income producing security

(a) This security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b) Fair valued at October 31, 2012 as determined in good faith using procedures approved by the Board of Trustees.

GDR   Global Depositary Receipts

REIT   Receipts Real Estate Investment

The Fund held the following open forward foreign currency contracts at October 31, 2012:

		Local			Unrealized
	Value	amount		Current	appreciation/
	date	(000’s	)	notional value	(depreciation)
Euro Short	11/16/12	36,398		$47,183,634	$(2,183,634)

During the period ended October 31, 2012, average monthly notional value related to forward foreign currency contracts was $46.6 million or 8.9% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

European Focus Fund
October 31, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Oil & Gas Exploration & Production	18.60%
Integrated Oil & Gas	5.31
Air Freight & Logistics	4.32
Aerospace & Defense	4.30
Multi-line Insurance	4.27
Health Care Equipment	3.69
Auto Parts & Equipment	3.36
Diversified Banks	3.33
Security & Alarm Services	3.08
Precious Metals & Minerals	3.06
Paper Products	2.81
Cable & Satellite	2.57
Automobile Manufacturers	2.43
Tires & Rubber	2.33
Construction & Engineering	2.19
Oil & Gas Refining & Marketing	2.13
Casinos & Gaming	1.97
Environmental & Facilities Services	1.75
Computer & Electronics Retail	1.69
Heavy Electrical Equipment	1.63
IT Consulting & Other Services	1.62
Alternative Carriers	1.58
Fertilizers & Agricultural Chemicals	1.49
Health Care Facilities	1.42
Specialized Finance	1.35
Integrated Telecommunication Services	1.33
Health Care Services	1.32
Packaged Foods & Meats	1.31
Tobacco	1.23
Diversified Metals & Mining	1.15
Steel	1.15
Investment Banking & Brokerage	1.02
Independent Power Producers & Energy Traders	0.95
Food Retail	0.92
Industrial Machinery	0.88
Diversified REIT's	0.86
Broadcasting	0.79
Industrial Gases	0.73
Construction Materials	0.70
Hotels, Resorts & Cruise Lines	0.67
Property & Casualty Insurance	0.51
Specialty Stores	0.42
Long-Term Investments	98.22
Short-Term Investment	2.94
Total Investments	101.16
Net Other Assets and Liabilities	(1.16)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Equity Income Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 97.85%

	Australia - 7.46%
1,351,427	Amcor, Ltd.	$ 11,082,503
747,247	Australia & New Zealand
	Banking Group, Ltd.	19,741,044
1,133,091	Crown, Ltd.	11,432,711
4,251,189	DUET Group	9,223,056
3,678,858	Spark Infrastructure Group	6,453,835
4,345,617	Telstra Corp., Ltd.	18,675,401
737,130	Westpac Banking Corp.	19,519,680
		96,128,230

	Brazil - 1.00%
1,459,528	CCR S.A.	12,834,332

	Canada - 1.89%
331,508	Bank of Montreal	19,590,090
116,332	Crescent Point Energy Corp.	4,833,820
		24,423,910

	China - 0.92%
28,961,000	Bank of China, Ltd., Class H	11,920,644

	Cyprus - 1.39%
2,152,546	ProSafe SE	17,926,242

	France - 1.74%
133,237	Neopost S.A.	7,293,776
300,000	Total S.A.	15,094,956
		22,388,732

	Hong Kong - 3.07%
885,000	Cheung Kong Holdings, Ltd.	13,075,077
5,086,000	NWS Holdings, Ltd.	7,717,545
4,048,000	SJM Holdings, Ltd.	8,837,641
830,500	Swire Pacific, Ltd., Class A	9,885,565
		39,515,828

	Israel - 0.77%
791,630	Israel Chemicals, Ltd.	9,906,459

	Italy - 7.04%
1,513,337	ENI SpA	34,738,357
5,639,864	Snam SpA	24,956,703
8,247,374	Terna - Rete Elettrica
	Nazionale SpA	31,000,504
		90,695,564

	Korea - 3.51%
236,000	KT&G Corp.	17,982,395
1,744,846	SK Telecom Co., Ltd., ADR	27,271,943
		45,254,338

	Netherlands - 5.43%
1,439,716	Delta Lloyd N.V.	23,941,897
893,899	Royal Dutch Shell plc, Class
	B	31,598,592
392,359	Unilever N.V.	14,407,388
		69,947,877

	New Zealand - 1.71%
11,142,583	Telecom Corp. of New
	Zealand, Ltd.	22,034,287

	Norway - 1.53%
486,534	Seadrill, Ltd.	19,695,867

	Singapore - 2.50%
1,773,200	Keppel Corp., Ltd.	15,496,239
2,346,000	SembCorp Industries, Ltd.	10,462,568
1,005,000	Venture Corp., Ltd.	6,302,877
		32,261,684

	Taiwan - 1.12%
550,000	Asustek Computer, Inc.	5,893,025
4,326,000	CTCI Corp.	8,603,872
		14,496,897

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
October 31, 2012 (continued)

		Value
Shares		(note 2)
	United Kingdom - 36.10%
3,985,417	Amlin plc	$ 24,002,221
3,250,000	Aviva plc	17,380,885
5,034,211	BAE Systems plc	25,362,983
2,311,548	Balfour Beatty plc	11,757,775
302,843	British American Tobacco
	plc	15,001,034
500,000	British Sky Broadcasting
	Group plc	5,720,741
8,160,154	BT Group plc	27,982,938
1,000,000	Dairy Crest Group plc	5,751,402
877,353	De La Rue plc	14,993,615
909,259	Diageo plc	25,986,165
1,626,926	Drax Group plc	14,741,904
2,038,747	Electrocomponents plc	7,007,756
495,021	GlaxoSmithKline plc	11,075,913
742,247	ICAP plc	3,894,049
448,218	Imperial Tobacco Group plc	16,925,487
484,787	Johnson Matthey plc	17,594,480
2,569,508	Marks & Spencer Group plc	16,329,080
1,681,263	National Grid plc	19,168,311
1,282,390	Phoenix Group Holdings	10,229,320
854,286	Provident Financial plc	18,914,437
262,513	Rio Tinto plc	13,151,597
9,743,084	RSA Insurance Group plc	17,656,809
520,864	Severn Trent plc	13,499,134
772,324	Smiths Group plc	13,161,321
4,757,753	Smiths News plc	11,939,010
3,097,782	Standard Life plc	14,597,206
1,627,147	Tate & Lyle plc	19,063,359
1,342,196	Tui Travel plc	5,436,579
2,636,284	Tullett Prebon plc	11,622,751
1,176,214	United Utilities Group plc	12,850,234
8,311,173	Vodafone Group plc	22,565,940
		465,364,436

	United States - 20.67%
276,006	Abbott Laboratories	18,083,913
381,864	AGL Resources, Inc.	15,591,507
351,341	Cinemark Holdings, Inc.	8,674,609
277,690	Johnson & Johnson	19,666,006
180,000	Mattel, Inc.	6,620,400
241,719	McGraw-Hill Cos., Inc.	13,362,226
853,773	Merck & Co., Inc.	38,957,662
500,388	Microsoft Corp.	14,278,572
1,046,481	New York Community
	Bancorp, Inc.	14,504,227
442,841	NYSE Euronext	10,964,743
1,575,277	Pfizer, Inc.	39,177,139
374,247	Pitney Bowes, Inc.	5,374,187
300,000	Reynolds American, Inc.	12,492,000
220,000	Texas Instruments, Inc.	6,179,800
350,746	United Parcel Service, Inc.,
	Class B	25,692,145
376,500	Verizon Communications,
	Inc.	16,806,960
		266,426,096
	Total common stocks
	(Cost $1,180,651,616)	1,261,221,423

REITs - 1.00%

	Netherlands - 1.00%
329,812	Eurocommercial Properties
	N.V.	12,937,852

	Total REITs
	(Cost $13,021,907)	12,937,852

	Total long-term
	investments
	(Cost $1,193,673,523)	1,274,159,275

Short-term investment - 0.22%

2,785,559	Fidelity Institutional Treasury Portfolio	2,785,559

	Total short-term
	investment
	(Cost $2,785,559)	2,785,559

Total investments - 99.07%
	(Cost $1,196,459,082)	1,276,944,834

Net other assets and liabilities – 0.93%
		11,995,588
Total net assets – 100.00%		$ 1,288,940,422

ADR American Depositary Receipts
REIT Real Estate Investment Trust

The Fund held the following open forward foreign currency contracts at October 31, 2012:
		Local		Current	Unrealized
	Value	amount		notional	appreciation/
	date	(000’s	)	value	(depreciation)
Australian
Dollar
Short	1/11/13	75,000		$77,417,618	$(1,396,118)
British
Pound
Short	1/11/13	80,000		129,071,785	(1,009,385)
Total					$(2,405,503)

During the period ended October 31, 2012, average monthly notional value related to forward foreign currency contracts was $117.1 million or 9.1% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
October 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Pharmaceuticals	9.85%
Integrated Telecommunication Services	6.63
Integrated Oil & Gas	6.32
Diversified Banks	5.49
Tobacco	4.84
Wireless Telecommunication Services	3.87
Life & Health Insurance	3.78
Industrial Conglomerates	3.63
Gas Utilities	3.15
Packaged Foods & Meats	3.04
Electric Utilities	2.91
Multi-line Insurance	2.72
Multi-Utilities	2.20
Water Utilities	2.04
Distillers & Vintners	2.02
Air Freight & Logistics	1.99
Aerospace & Defense	1.97
Property & Casualty Insurance	1.86
Construction & Engineering	1.58
Casinos & Gaming	1.57
Oil & Gas Drilling	1.53
Consumer Finance	1.47
Oil & Gas Equipment & Services	1.39
Specialty Chemicals	1.36
Department Stores	1.27
Investment Banking & Brokerage	1.20
Commercial Printing	1.16
Independent Power Producers & Energy Traders	1.14
Thrifts & Mortgage Finance	1.13
Systems Software	1.11
Publishing	1.04
Diversified Metals & Mining	1.02
Real Estate Development	1.01
Retail REIT's	1.00
Highways & Railtracks	1.00
Distributors	0.93
Paper Packaging	0.86
Specialized Finance	0.85
Fertilizers & Agricultural Chemicals	0.77
Diversified Real Estate Activities	0.77
Movies & Entertainment	0.67
Office Electronics	0.57
Technology Distributors	0.54
Leisure Products	0.51
Electronic Manufacturing Services	0.49
Semiconductors	0.48
Computer Hardware	0.46
Cable & Satellite	0.44
Hotels, Resorts & Cruise Lines	0.42
Office Services & Supplies	0.42
Oil & Gas Exploration & Production	0.38
Long-Term Investments	98.85
Short-Term Investment	0.22
Total Investments	99.07
Net Other Assets and Liabilities	0.93
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Leaders Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 95.49%
	Germany - 7.98%
2,900	Allianz SE	$ 359,570
4,750	Bayer AG	413,670
46,000	Infineon Technologies AG	313,020
		1,086,260

	Hong Kong - 1.79%
61,500	AIA Group, Ltd.	243,221

	Indonesia - 2.00%
316,200	PT Bank Mandiri Tbk	271,593

	Japan - 5.46%
9,100	Makita Corp.	359,645
14,500	Tokio Marine Holdings, Inc.	383,797
		743,442

	United Kingdom - 21.34%
20,546	BG Group plc	380,466
80,500	Centrica plc	421,028
43,022	ITV plc	60,089
440,700	Lloyds Banking Group plc *	288,561
6,600	Rio Tinto plc	330,652
19,262	Standard Chartered plc	454,915
13,266	Unilever plc	494,739
174,600	Vodafone Group plc	474,062
		2,904,512

	United States - 56.92%
780	Apple, Inc.	464,178
3,600	Bed Bath & Beyond, Inc. *	207,648
4,950	BorgWarner, Inc. *	325,809
12,400	Broadcom Corp., Class A *	391,034
13,300	CBS Corp., Class B	430,920
11,200	Citigroup, Inc.	418,768
5,400	Citrix Systems, Inc. *	333,774
4,600	Cummins, Inc.	430,468
2,200	DaVita, Inc. *	247,544
4,100	Dollar General Corp. *	199,342
575	Google, Inc., Class A *	390,868
9,900	Las Vegas Sands Corp.	459,756
4,300	Limited Brands, Inc.	205,927
16,300	Microsoft Corp.	465,120
6,300	National Oilwell Varco, Inc.	464,310
6,250	Occidental Petroleum Corp.	493,500
14,000	Oracle Corp.	434,700
19,300	Pfizer, Inc.	479,991
4,362	Praxair, Inc.	463,288
4,000	PVH Corp.	439,960
	Total long-term	7,746,905
investments		12,995,933
(Cost $11,975,460)

Short-term investment - 1.82%
247,492	Fidelity Institutional Treasury Portfolio	247,492

Total short-term
investment
(Cost $247,492)		247,492

Total investments - 97.31%
(Cost $12,222,952)		13,243,425

Net other assets and liabilities –
2.69%		365,467

Total net assets – 100.00%		$ 13,608,892

* Non income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Leaders Fund
October 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	7.46%
Systems Software	6.61
Pharmaceuticals	6.57
Integrated Oil & Gas	6.42
Semiconductors	5.17
Packaged Foods & Meats	3.64
Broadcasting	3.61
Wireless Telecommunication Services	3.48
Oil & Gas Equipment & Services	3.41
Computer Hardware	3.41
Industrial Gases	3.41
Casinos & Gaming	3.38
Apparel, Accessories & Luxury Goods	3.23
Construction & Farm Machinery & Heavy Trucks	3.16
Multi-Utilities	3.09
Other Diversified Financial Services	3.08
Internet Software & Services	2.87
Property & Casualty Insurance	2.82
Industrial Machinery	2.64
Multi-line Insurance	2.64
Application Software	2.45
Diversified Metals & Mining	2.43
Auto Parts & Equipment	2.39
Health Care Services	1.82
Life & Health Insurance	1.79
Homefurnishing Retail	1.53
Apparel Retail	1.51
General Merchandise Stores	1.47
Long-Term Investments	95.49
Short-Term Investment	1.82
Total Investments	97.31
Net Other Assets and Liabilities	2.69
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

Global Technology Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 95.98%

	Brazil - 1.39%
182,632	Cielo S.A.	$ 4,518,480

	China - 5.74%
48,955	Baidu, Inc., ADR *	5,219,582
677,163	China Digital TV Holding
	Co., Ltd., ADR *	1,963,773
101,823	NetEase.com, Inc., ADR *	5,498,442
168,000	Tencent Holdings, Ltd.	5,952,581
		18,634,378

	France - 1.03%
79,424	Cap Gemini	3,338,518

	Germany - 3.47%
71,112	SAP AG	5,180,054
265,327	Wirecard AG	6,063,017
		11,243,071

	Ireland - 1.68%
80,859	Accenture plc, Class A	5,450,705

	Japan - 1.55%
110,500	Nippon Telegraph and
	Telephone Corp.	5,031,536

	Korea - 5.15%
196,430	LG Display Co., Ltd. *	5,835,624
9,066	Samsung Electronics Co.,
	Ltd.	10,889,841
		16,725,465

	Netherlands - 1.74%
102,630	ASML Holding N.V.	5,646,861

	Russia – 1.52%
147,757	Mail.ru Group, Ltd.	4,927,696

	Taiwan - 1.58%
1,687,000	Hon Hai Precision Industry
	Co., Ltd.	5,122,358

	United Kingdom – 8.48%
567,266	ARM Holdings plc	6,087,576
179,684	Rightmove plc	4,671,335
1,792,221	Spirent Communications plc	4,156,084
356,042	Telecity Group plc	5,179,681
357,345	Velti plc *	2,608,619
1,768,778	Vodafone Group plc	4,802,467
		27,505,762

	United States - 62.65%
123,027	ACI Worldwide, Inc. *	4,810,356
21,718	Amazon.com, Inc. *	5,056,385
47,483	Apple, Inc.	28,257,133
823,491	Cadence Design Systems,
	Inc. *	10,425,396
560,568	Cisco Systems, Inc.	9,608,136
64,175	Citrix Systems, Inc. *	3,966,657
144,039	Cognizant Technology
	Solutions Corp. *	9,600,199
30,770	Coherent, Inc. *	1,404,650
158,604	Comcast Corp., Class A	5,949,236
373,349	Corning, Inc.	4,386,851
108,312	eBay, Inc. *	5,230,386
217,652	EMC Corp. *	5,315,062
50,037	F5 Networks, Inc. *	4,127,052
90,706	Fusion-io, Inc. *	2,140,662
7,774	Google, Inc., Class A *	5,284,532
88,491	Intuit, Inc.	5,258,135
47,209	LinkedIn Corp., Class A *	5,048,058
21,961	MasterCard, Inc., Class A	10,122,484
59,619	MercadoLibre, Inc.	5,006,207
205,449	Microsoft Corp.	5,862,487
148,742	NetApp, Inc. *	4,001,160
433,119	Nuance Communications,
	Inc. *	9,641,229
107,710	OpenTable, Inc. *	5,059,139
8,365	Priceline.com, Inc. *	4,799,586
94,088	QUALCOMM, Inc.	5,511,205
175,206	Synopsys, Inc. *	5,641,633
70,584	Teradata Corp. *	4,821,593
58,403	Time Warner Cable, Inc.	5,788,321
163,005	VeriFone Systems, Inc. *	4,831,468
38,911	Visa, Inc., A Shares	5,399,290
76,592	WEX, Inc. *	5,650,958
313,185	Yahoo!, Inc. *	5,264,640
		203,270,286

	Total long-term
	investments
	(Cost $262,144,647)	311,415,116

Short-term investment - 2.72%

8,823,465	Fidelity Institutional Treasury
	Portfolio	8,823,465

	Total short-term
	investment
	(Cost $8,823,465)	8,823,465

Total investments - 98.70%
(Cost $270,968,112)	$320,238,581

Net other assets and liabilities – 1.30%	4,209,568

Total net assets – 100.00%	$324,448,149

*	Non income producing security

ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
October 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Internet Software & Services	17.77%
Application Software	13.85
Data Processing & Outsourced Services	11.28
Computer Hardware	8.71
Communications Equipment	7.21
IT Consulting & Other Services	7.15
Semiconductors	5.23
Computer Storage & Peripherals	4.14
Cable & Satellite	3.62
Electronic Components	3.15
Internet Retail	3.04
Systems Software	2.61
Semiconductor Equipment	1.74
Electronic Manufacturing Services	1.58
Integrated Telecommunication Services	1.55
Wireless Telecommunication Services	1.48
Publishing	1.44
Electronic Equipment & Instruments	0.43
Long-Term Investments	95.98
Short-Term Investment	2.72
Total Investments	98.70
Net Other Assets and Liabilities	1.30
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 98.56%

	Australia - 0.79%
16,500,000	African Petroleum Corp.,
	Ltd. *	$ 18,669,324

	China - 5.38%
416,406	Baidu, Inc., ADR *	44,397,208
29,000,000	PetroChina Co., Ltd., Class H	39,514,584
5,539,500	Ping An Insurance (Group)
	Co. of China, Ltd., Class H	43,886,852
		127,798,644

	France - 9.04%
1,333,745	Alstom S.A.	45,552,109
2,911,403	AXA S.A.	46,283,366
1,363,855	Renault S.A.	61,005,392
802,778	Sodexo	61,775,686
		214,616,553

	Germany - 15.02%
562,258	Continental AG	56,355,812
3,631,450	Deutsche Post AG	71,992,062
4,445,092	Deutsche Telekom AG	50,753,083
611,797	Fresenius SE & Co., KGaA	69,782,268
701,223	HeidelbergCement AG	37,164,503
966,373	SAP AG	70,394,084
		356,441,812

	Hong Kong - 5.31%
7,900,000	AIA Group, Ltd.	31,243,024
21,720,000	Brilliance China Automotive
	Holdings, Ltd. *	27,128,806
2,700,000	Cheung Kong Holdings, Ltd.	39,890,065
34,344,000	Lenovo Group, Ltd.	27,652,281
		125,914,176

	India - 1.42%
1,400,000	Tata Motors, Ltd., ADR	33,810,000

	Italy - 0.95%
5,109,448	UniCredit SpA *	22,556,603

	Japan - 17.86%
1,682,500	Canon, Inc.	54,334,022
13,015,000	Daiwa Securities Group, Inc.	51,844,795
383,600	Japan Airlines Co., Ltd. *	18,259,802
170,400	Keyence Corp.	45,209,470
355,000	Nintendo Co., Ltd.	45,714,644
4,738,900	Rakuten, Inc.	42,622,200
4,792,000	Sekisui Chemical Co., Ltd.	39,318,051
1,548,000	Sumitomo Mitsui Financial
	Group, Inc.	47,392,108
1,135,700	Yamada Denki Co., Ltd.	49,223,625
1,964,300	Yamato Holdings Co., Ltd.	29,896,336
		423,815,053

	Korea - 4.61%
2,573,225	Korean Reinsurance Co.	25,246,202
70,117	Samsung Electronics Co.,
	Ltd.	84,222,694
		109,468,896

	Luxembourg - 1.64%
2,629,222	ArcelorMittal	38,951,891

	Netherlands - 4.42%
1,015,000	ASML Holding N.V.	55,846,865
1,381,064	European Aeronautic
	Defence and Space Co. N.V.	49,065,689
		104,912,554

	Portugal - 0.89%
1,318,421	Galp Energia, SGPS, S.A.	21,104,552

	Russia – 1.14%
16,250,000	RusPetro plc *	27,010,126

	Singapore - 1.13%
2,354,530	DBS Group Holdings, Ltd.	26,830,601

	Spain - 2.62%
486,661	Industria de Diseno Textile
	S.A.	62,094,511

	Sweden - 5.35%
3,495,936	Svenska Cellulosa AB, B
	Shares	68,096,147
6,711,896	Telefonaktiebolaget LM
	Ericsson, B Shares	58,994,337
		127,090,484

	Switzerland - 2.99%
368,441	Roche Holding AG	70,855,560

	Taiwan - 1.47%
2,200,000	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	34,980,000

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
October 31, 2012 (continued)

		Value
Shares		(note 2)
	Thailand - 1.56%
6,333,900	Kasikornbank pcl	$ 36,990,803

	United Kingdom – 9.55%
5,769,915	BP plc	41,276,529
5,634,352	Capita Group plc	65,738,274
14,635,623	Essar Energy, Ltd. *	32,333,349
722,742	Imperial Tobacco Group plc	27,291,988
61,431,974	Lloyds Banking Group plc *	40,224,349
3,848,271	Tesco plc	19,863,146
		226,727,635

	United States - 5.42%
48,027	Apple, Inc.	28,580,868
1,278,681	Cadence Design Systems,
	Inc. *	16,188,101
268,429	Cognizant Technology
	Solutions Corp., Class A *	17,890,793
30,035	Google, Inc., Class A *	20,416,892
47,703	MasterCard, Inc., Class A	21,987,744
495,822	Nuance Communications,
	Inc. *	11,036,998
21,863	Priceline.com, Inc. *	12,544,333
		128,645,729

	Total common stocks
	(Cost $2,172,651,109)	2,339,285,507

Contracts

Options purchased – 0.00%

	United Kingdom – 0.00%
7,401	BP plc, Call @ $719 Expires
	12/21/12	—

	Total options purchased
	(Cost $497,016)	—

	Total long-term
	investments
	(Cost $2,173,148,125)	2,339,285,507

Shares

Short-term investments - 2.42%

1,270,328	Federated Treasury Obligations Fund	1,270,328
56,083,500	Henderson Money Market Fund (a)	56,083,500

	Total short-term
	investments
	(Cost $57,353,828)	57,353,828

Total investments - 100.98%
(Cost $2,230,501,953)	2,396,639,335

Net other assets and liabilities –
(0.98)%	(23,323,015)

Total net assets – 100.00%	$ 2,373,316,320

* Non income producing security

(a) Affiliated holding, see notes to financial statements for further information.

ADR American Depositary Receipts

The Fund held the following open forward foreign currency contracts at October 31, 2012:

		Local			Unrealized
	Value	amount		Current	appreciation/
	date	(000’s	)	notional value	(depreciation)
Euro Short	11/16/12	199,785		$258,982,584	$(11,982,584)

During the period ended October 31, 2012, average monthly notional value related to forward foreign currency contracts was $255.8 million or 10.8% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)

International Opportunities Fund
October 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	7.33%
Semiconductors	5.02
Integrated Oil & Gas	4.29
Air Freight & Logistics	4.29
Application Software	4.11
Automobile Manufacturers	3.71
Oil & Gas Exploration & Production	3.29
Life & Health Insurance	3.17
Pharmaceuticals	2.99
Health Care Equipment	2.94
Paper Products	2.87
Human Resource & Employment Services	2.77
Internet Software & Services	2.73
Apparel Retail	2.62
Restaurants	2.60
Communications Equipment	2.49
Auto Parts & Equipment	2.37
Computer Hardware	2.37
Semiconductor Equipment	2.35
Internet Retail	2.32
Office Electronics	2.29
Investment Banking & Brokerage	2.18
Integrated Telecommunication Services	2.14
Computer & Electronics Retail	2.07
Aerospace & Defense	2.07
Multi-line Insurance	1.95
Home Entertainment Software	1.93
Heavy Electrical Equipment	1.92
Electronic Equipment & Instruments	1.91
Real Estate Development	1.68
Homebuilding	1.66
Steel	1.64
Construction Materials	1.57
Construction & Farm Machinery & Heavy Trucks	1.42
Tobacco	1.15
Reinsurance	1.06
Data Processing & Outsourced Services	0.93
Food Retail	0.84
Airlines	0.77
IT Consulting & Other Services	0.75
Long-Term Investments	98.56
Short-Term Investments	2.42
Total Investments	100.98
Net Other Assets and Liabilities	(0.98)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Japan Focus Fund
October 31, 2012

		Value
Shares		(note 2)
Common stocks - 97.57%
	Japan - 97.57%
10,100	Benesse Holdings, Inc.	$ 486,465
29,100	Canon, Inc.	939,744
29,500	Credit Saison Co., Ltd.	647,795
46,000	Daiwa House Industry Co.,
	Ltd.	696,655
246,000	Daiwa Securities Group, Inc.	979,932
127	INPEX Corp.	723,851
12,700	Japan Airlines Co., Ltd. *	604,535
3,400	Keyence Corp.	902,067
303,400	Mitsubishi UFJ Financial
	Group, Inc.	1,372,008
227,000	Mitsui OSK Lines, Ltd.	543,117
567,700	Mizuho Financial Group, Inc.	888,920
13,500	Murata Manufacturing Co.,
	Ltd.	656,144
6,900	Nintendo Co., Ltd.	888,538
14,100	Nippon Telegraph and
	Telephone Corp.	642,033
52,800	Nippon Television Network
	Corp.	683,232
3,950	Nitori Holdings Co., Ltd.	322,611
33,000	Nomura Research Institute,
	Ltd.	700,676
23,900	NS Solutions Corp.	483,808
116,700	Rakuten, Inc.	1,049,613
12,100	SANKYO Co., Ltd.	547,933
9,500	Secom Co., Ltd.	483,747
96,000	Sekisui Chemical Co., Ltd.	787,674
18,500	Seven & I Holdings Co., Ltd.	570,550
11,500	Shin-Etsu Chemical Co., Ltd.	648,253
36,200	Sony Corp.	432,604
32,900	Sumitomo Mitsui Financial
	Group, Inc.	1,007,235
20,900	TDK Corp.	784,634
32,800	Tokio Marine Holdings, Inc.	868,175
27,760	Yamada Denki Co., Ltd.	1,203,177
44,000	Yamato Holdings Co., Ltd.	669,673
		22,215,399

	Total long-term
	investments
	(Cost $23,118,308)	22,215,399

Short-term investment - 0.34%

76,948	Fidelity Institutional Treasury
	Portfolio	76,948

	Total short-term
	investment
	(Cost $76,948)	76,948

Total investments - 97.91%
(Cost $23,195,256)	22,292,347

Net other assets and liabilities –
2.09%	476,561

Total net assets – 100.00%	$ 22,768,908

* Non income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Japan Focus Fund
October 31, 2012 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets
Diversified Banks	14.35%
Electronic Components	6.33
Computer & Electronics Retail	5.28
IT Consulting & Other Services	5.20
Internet Retail	4.61
Investment Banking & Brokerage	4.30
Office Electronics	4.13
Electronic Equipment & Instruments	3.96
Home Entertainment Software	3.90
Property & Casualty Insurance	3.81
Homebuilding	3.46
Oil & Gas Exploration & Production	3.18
Diversified Real Estate Activities	3.06
Broadcasting	3.00
Air Freight & Logistics	2.94
Specialty Chemicals	2.85
Consumer Finance	2.84
Integrated Telecommunication Services	2.82
Airlines	2.66
Food Retail	2.51
Leisure Products	2.41
Marine	2.39
Education Services	2.14
Security & Alarm Services	2.12
Consumer Electronics	1.90
Homefurnishing Retail	1.42
Long-Term Investments	97.57
Short-Term Investment	0.34
Total Investments	97.91
Net Other Assets and Liabilities	2.09
100.00%

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

1. Organization
Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among twelve series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Leaders Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Japan Focus Fund (collectively, the “Funds”) are included in this report and are each a separate series of the Trust and are diversified. The remaining three series of the Trust, Henderson International All Cap Equity Fund, Henderson Money Market Fund and Henderson Strategic Income Fund, are not included in this report as their fiscal year end is December 31.

The Henderson All Asset Fund is a Fund-of-Funds that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets. The Fund-of-Funds “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds.

2. Significant accounting policies
The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the portfolio of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

Swap agreements are valued using independent values when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Security transactions
Investment transactions are accounted for on a trade-date basis.

Foreign currency translation
Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities.  When entering into forward foreign currency contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Following is a summary of the Funds' realized gain/losses and change in unrealized gain/losses incurred on forward currency contracts during the period ended October 31, 2012:

Fund	Forward currency contracts	Realized gain/loss	Change in unrealized gain/loss
All Asset	Foreign currency risk	$(62,041)	$(11,954)
European Focus	Foreign currency risk	967,227	(3,310,821)
Global Equity Income	Foreign currency risk	(7,024,750)	457,713
International Opportunities	Foreign currency risk	5,347,653	(18,208,235)

Futures contracts
The Funds are subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Funds may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Funds, depending on the fluctuations in the fair value of the underlying security. The Funds realize a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the contracts against default. When applicable, open futures contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Following is a summary of All Asset's realized gain/losses and change in unrealized gain/losses incurred on futures contracts during the period ended October 31, 2012:

Futures contracts	Realized gain/loss	Change in unrealized gain/loss
Equity risk	$262,100	$(34,053)
Interest rate risk	13,951	(33,124)

Options purchased
The Funds may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying instrument, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Following is a summary of the Funds' realized gain/losses and change in unrealized gain/losses incurred on options purchased during the period ended October 31, 2012:

Fund	Option purchased	Realized gain/loss	Change in unrealized gain/loss
European Focus	Equity risk	$-	$-
International Opportunities	Equity risk	-	-

Swap contracts
The Funds may enter into swap contracts. Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Funds may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. When applicable, open swap contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Following is a summary of Dividend & Income Builder's realized gain/losses and change in unrealized gain/losses incurred on swap contracts during the period ended October 31, 2012:

Swap contracts	Realized gain/loss	Change in unrealized gain/loss
Credit risk	$-	$469

3. Fair value measurements
Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

The following tables summarize the Funds’ investments that are measured at fair value by level within the fair value hierarchy at October 31, 2012:

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

All Asset

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Investment Companies	$25,605,251	$1,003,155	$—	$26,608,406
Short-Term Investment	16,238,489	—	—	16,238,489
Total	41,843,740	1,003,155	—	42,846,895
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(44,369)	—	(44,369)
Futures Contracts	(80,277)	—	—	(80,277)
Total Financial Derivative Instruments	$(80,277)	$(44,369)	$—	$(124,646)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2012, a transfer from Level 1 to Level 2 in the amount of $1,003,155 occurred for the investment in the Franklin Templeton Hard Currency Fund. On October 31, 2012, in accordance with policies and procedures established by the Board of Trustees, the Fund priced this investment at its prior day net asset value per share as a current day net asset value per share had not yet been calculated and was not readily available at the time the Fund’s shares were priced.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Dividend & Income Builder

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Australia	$7,835	$—	$—	$7,835
Brazil	4,977	—	—	4,977
China	11,114	—	—	11,114
Colombia	6,850	—	—	6,850
France	6,899	—	—	6,899
Germany	35,789	—	—	35,789
Hong Kong	33,155	—	—	33,155
Italy	22,355	—	—	22,355
Netherlands	15,804	—	—	15,804
Norway	6,841	—	—	6,841
Singapore	31,718	—	—	31,718
Switzerland	43,354			43,354
Taiwan	21,429	—	—	21,429
Thailand	21,025	—	—	21,025
United Kingdom	191,090	61	—	191,151
United States	282,177	—	—	282,177
Total Common Stocks	742,412	61	—	742,473
Investment Companies	$78,085	—	—	78,085
Short-Term Investment	60,041	—	—	60,041
Total	880,538	61	—	880,599
Financial Derivative Instruments*
Swap Contracts	—	469	—	469
Total Financial Derivative Instruments	$—	$469	$—	$469

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Emerging Markets Opportunities

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$577,730	$—	$—	$577,730
Brazil	1,788,920	—	—	1,788,920
Canada	72,830	—	—	72,830
China	2,872,223	—	—	2,872,223
Hong Kong	1,330,786	—	—	1,330,786
India	1,463,327	—	—	1,463,327
Indonesia	337,047	—	—	337,047
Italy	490,490	—	—	490,490
Kazakhstan	381,327	—	—	381,327
Korea	2,736,769	—	—	2,736,769
Luxembourg	195,624	—	—	195,624
Malaysia	319,115	—	—	319,115
Mexico	814,223	—	—	814,223
Panama	208,845	—	—	208,845
Philippines	432,800	—	—	432,800
Russia	157,034	—	—	157,034
South Africa	261,534	—	—	261,534
Switzerland	274,246	—	—	274,246
Taiwan	375,064	—	—	375,064
Thailand	327,206	—	—	327,206
Ukraine	210,830	—	—	210,830
United Kingdom	1,234,284	—	—	1,234,284
United States	416,846	—	—	416,846
Total Common Stocks	17,279,100	—	—	17,279,100
Preferred Stocks
Brazil	584,154	—	—	584,154
Total Preferred Stocks	584,154	—	—	584,154
Short-Term Investment	529,092	—	—	529,092
Total	$18,392,346	$—	$—	$18,392,346

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

European Focus

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Australia	$19,090,475	$—	$—	$19,090,475
Canada	6,674,375	—	—	6,674,375
France	27,662,354	—	—	27,662,354
Germany	74,594,450	—	—	74,594,450
Greece	13,340,360	—	—	13,340,360
Ireland	19,486,837	—	—	19,486,837
Italy	6,823,787	—	—	6,823,787
Kazakhstan	16,737,710	—	—	16,737,710
Luxembourg	10,637,469	—	—	10,637,469
Netherlands	27,042,724	—	—	27,042,724
Norway	6,026,060	—	—	6,026,060
Portugal	8,590,972	—	—	8,590,972
Russia	15,781,986	—	—	15,781,986
Spain	19,935,446	—	—	19,935,446
Sweden	14,719,127	—	—	14,719,127
Switzerland	17,917,804	—	—	17,917,804
United Kingdom	204,167,729	—	—	204,167,729
Total Common Stocks	509,229,665	—	—	509,229,665
REITs
United Kingdom	4,505,843	—	—	4,505,843
Total REITs	4,505,843	—	—	4,505,843
Options Purchased
United Kingdom	—	—	—	—
Total Options Purchased	—	—	—	—
Short-Term Investment	15,344,422	—	—	15,344,422
Total	529,079,930	—	—	529,079,930
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(2,183,634)	—	(2,183,634)
Total Financial Derivative Instruments	$—	$(2,183,634)	$—	$(2,183,634)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2012	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2012
Common Stock
Netherlands
Amtel Vredestein N.V., GDR	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0
The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2012 was $0.

The Fund’s management has determined Amstel Vredstein N.V., GDR is a level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment primarily on the basis that the company is bankrupt, has no current operations, and has delisted from the exchange.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Global Equity Income

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Australia	$96,128,230	$—	$—	$96,128,230
Brazil	12,834,332	—	—	12,834,332
Canada	24,423,910	—	—	24,423,910
China	11,920,644	—	—	11,920,644
Cyprus	17,926,242	—	—	17,926,242
France	22,388,732	—	—	22,388,732
Hong Kong	39,515,828	—	—	39,515,828
Israel	9,906,459	—	—	9,906,459
Italy	90,695,564	—	—	90,695,564
Korea	45,254,338	—	—	45,254,338
Netherlands	69,947,877	—	—	69,947,877
New Zealand	22,034,287			22,034,287
Norway	19,695,867	—	—	19,695,867
Singapore	32,261,684	—	—	32,261,684
Taiwan	14,496,897	—	—	14,496,897
United Kingdom	465,364,436	—	—	465,364,436
United States	266,426,096	—	—	266,426,096
Total Common Stocks	1,261,221,423	—	—	1,261,221,423
REITs
Netherlands	12,937,852	—	—	12,937,852
Total REITs	12,937,852	—	—	12,937,852
Short-Term Investment	2,785,559	—	—	2,785,559
Total	1,276,944,834	—	—	1,276,944,834

Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(2,405,503)	$—	(2,405,503)
Total Financial Derivative Instruments	$—	$(2,405,503)	$—	$(2,405,503)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Global Leaders

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Germany	$1,086,260	$—	$—	$1,086,260
Hong Kong	243,221	—	—	243,221
Indonesia	271,593	—	—	271,593
Japan	743,442	—	—	743,442
United Kingdom	2,904,512	—	—	2,904,512
United States	7,746,905	—	—	7,746,905
Total Common Stocks	12,995,933	—	—	12,995,933
Short-Term Investment	247,492	—	—	247,535
Total	$13,243,425	$—	$—	$13,243,425

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Global Technology

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Brazil	$4,518,480	$—	$—	$4,518,480
China	18,634,378	—	—	18,634,378
France	3,338,518	—	—	3,338,518
Germany	11,243,071	—	—	11,243,071
Ireland	5,450,705	—	—	5,450,705
Japan	5,031,536	—	—	5,031,536
Korea	16,725,465	—	—	16,725,465
Netherlands	5,646,861	—	—	5,646,861
Russia	4,927,696	—	—	4,927,696
Taiwan	5,122,358	—	—	5,122,358
United Kingdom	27,505,762	—	—	27,505,762
United States	203,270,286	—	—	203,270,286
Total Common Stocks	311,415,116	—	—	311,415,116
Short-Term Investment	8,823,465	—	—	8,823,465
Total	$320,238,581	$—	$—	$320,238,581

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

International Opportunities

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Australia	$18,669,324	$—	$—	$18,669,324
China	127,798,644	—	—	127,798,644
France	214,616,553	—	—	214,616,553
Germany	356,441,812	—	—	356,441,812
Hong Kong	125,914,176	—	—	125,914,176
India	33,810,000	—	—	33,810,000
Italy	22,556,603	—	—	22,556,603
Japan	423,815,053	—	—	423,815,053
Korea	109,468,896	—	—	109,468,896
Luxembourg	38,951,891	—	—	38,951,891
Netherlands	104,912,554	—	—	104,912,554
Portugal	21,104,552	—	—	21,104,552
Russia	27,010,126	—	—	27,010,126
Singapore	26,830,601	—	—	26,830,601
Spain	62,094,511	—	—	62,094,511
Sweden	127,090,484	—	—	127,090,484
Switzerland	70,855,560	—	—	70,855,560
Taiwan	34,980,000	—	—	34,980,000
Thailand	36,990,803	—	—	36,990,803
United Kingdom	226,727,635	—	—	226,727,635
United States	128,645,729	—	—	128,645,729
Total Common Stocks	2,339,285,507	—	—	2,339,285,507
Options Purchased
United Kingdom	—	—	—	—
Total Options Purchased	—	—	—	—
Short-Term Investments	57,353,828	—	—	57,353,828
Total	2,396,639,335	—	—	2,396,639,335
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(11,982,584)	—	(11,982,584)
Total Financial Derivative Instruments	$—	$(11,982,584)	$—	$(11,982,584)

* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Japan Focus

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Common Stocks
Japan	$22,215,399	$—	$—	$22,215,399
Total Common Stocks	22,215,399			22,215,399
Short-Term Investment	76,948			76,948
Total	$22,292,347	$—	$—	$22,292,347

During the period ended October 31, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

4. Transactions with affiliates
An affiliated person of a Fund may include any company in which the Fund owns five percent of more of its outstanding voting shares. At October 31, 2012, the All Asset Fund held 0.3% of the Henderson Global Technology Fund, 5.2% of the Henderson Japan Focus Fund and 1.4% of the Henderson Strategic Income Fund. At October 31, 2012, the International Opportunities Fund held 89.0% of the Henderson Money Market Fund. Transactions in affiliates during the period ended October 31, 2012 were as follows:

Affiliate	Value 7/31/2012	Purchases at cost	Proceeds from sales	Change in unrealized appreciation (depreciation)	Realized gain (loss)	Value 10/31/2012	Dividend income
All Asset
Henderson Global Technology Fund	$639,861	$202,222	$—	$4,233	$—	$846,316	$—
Henderson Japan Focus Fund	850,717	391,590	—	(33,031)	—	1,209,276	—
Henderson Strategic Income Fund	653,737	8,512	—	8,170	—	670,419	8,512

The aggregate cost and value of affiliates at October 31, 2012 is $2,850,953 and $2,726,011, respectively. Investments in affiliates represented 6.23% of total net assets of the All Asset Fund as of October 31, 2012.

Affiliate	Value 7/31/2012	Purchases at cost	Proceeds from sales	Change in unrealized appreciation (depreciation)	Realized gain (loss)	Value 10/31/2012	Dividend income
International Opportunities
Henderson Money Market Fund	$60,977,723	$126,082,341	$130,976,564	$—	$—	$56,083,500	$10,542

The aggregate cost and value of affiliates at October 31, 2012 is $56,083,500 and $56,083,500, respectively. Investments in affiliates represented 2.36% of the total net assets of International Opportunities Fund as of October 31, 2012.

The Henderson International Opportunities Fund invests a portion of its uninvested cash in the Henderson Money Market Fund to assist with short-term cash management.

5. Federal income tax cost basis
The US federal income tax basis of investments, excluding foreign currency, forward currency contracts, futures contracts and swap contracts at October 31, 2012, and the gross unrealized appreciation and depreciation, were as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
All Asset	$42,487,240	$561,047	$(201,392)	$359,655
Dividend & Income Builder	856,736	32,022	(8,159)	23,863
Emerging Markets
Opportunities	17,982,398	2,154,763	(1,744,815)	409,948
European Focus	523,875,748	58,087,816	(52,883,634)	5,204,182
Global Equity Income	1,196,459,082	108,139,927	(27,654,175)	80,485,752
Global Leaders	12,222,952	1,401,760	(381,287)	1,020,473
Global Technology	270,968,112	60,836,454	(11,565,985)	49,270,469
International Opportunities	2,230,501,953	385,963,365	(219,825,983)	166,137,382
Japan Focus	23,195,256	1,423,960	(2,326,869)	(902,909)

Item 2.                                Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.                                Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      December 21, 2012

By:           /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       December 21, 2012